Warrant derivative liability	12 Months Ended
Dec. 31, 2014
Warrant derivative liability [Abstract]
Warrant derivative liability

Note 10 - Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation (“SPAC”), completed its IPO, in which it sold 4,239,300 units (consisting of one ordinary share and one warrant) at $8.00 per unit. Those warrants (“Public Warrants”) issued in the IPO are publicly traded. Of the 4,239,300 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 2,673,273 Public Warrants elected to redeem the warrants for cash of $0.50 per warrant.

During the year of 2011, the Company bought back 967,177 public warrants through private negotiations for total consideration of $361 with an average price $0.37 per warrant. In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem Public Warrants at a price of $0.01 per warrant. These warrants were publicly traded and valued at the quoted market price of $0.02 per warrant as of December 31, 2013, and expired on March 7, 2014. As a result, nil and 598,850 Public Warrants were outstanding at December 31, 2014 and 2013, respectively.

Unit Options

Connected with the IPO in March 2008, the Company issued an option (“Unit Options”) on a total of 280,000 units with each unit consisting of one ordinary share and one ordinary share warrant (“Representative Warrants”) to the underwriters, Broadband Capital Management LLC. The Unit Option permits the acquisition of 280,000 Units at $10.00 per unit. Those Representative Warrants were excisable at $8.00 per share. The Unit Options included the Representative Warrants expired on March 7, 2014. As a result, nil and 280,000 Unit Options were outstanding at December 31, 2014 and 2013, respectively.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the Unit Options as of December 31, 2013 at $0, with an exercise price of $9.98 (being $10.00 minus the portion of the exercise price of $0.02 allocated as the value of the warrant component), market price of $3.39, expected remaining term of 0.25 years, expected volatility of 30%, and risk free rate of 0.05%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.02 per warrants, or $6 in total, as of December 31, 2013.

Underwriter Warrants

Connected with a secondary public offering of the Company's ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $1 to purchase up to a total of 66,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $6.00 per share (120% of the price of the shares sold in the secondary offering). The option is exercisable commencing on June 12, 2012 and expires on December 20, 2015.

During 2011, the Company bought back 53,096 warrants from the underwriters for $27 with a price $0.50 per warrant. As a result, there were 13,571 outstanding underwriter warrants as of December 31, 2014 and 2013.

The Company utilized the American Binomial Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2014 at $2 with an exercise price of $6.00, market price of $0.62, expected remaining term of one year, expected volatility of 176%, and a risk free rate of 0.11%.

The Company utilized the Cox-Ross Rubinstein Binomial Model to estimate the value of the underwriter warrants as of December 31, 2014 at $2, with an exercise price of $6.00, market price of $0.62, expected remaining term of one year, expected volatility of 176%, and a risk free rate of 0.11%.

As of December 31, 2014, the fair value of the underwriter warrants was $2. The amount of $19 was recognized as “Change in fair value of warrant derivative liability” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2014.

As of December 31, 2013, the fair values of the public warrants, underwriter warrants and Unit Option were $12, $3 and $6 respectively. The amount of $3 was recognized as “Change in fair value of warrant derivative liability” in the consolidated statements of comprehensive income (loss) for the year ended December 31, 2013.

A summary of changes in warrant activity is presented as follows as of December 31, 2014:

	Public Warrants	Unit Options *	Underwriter Warrants

Outstanding, January 1 and December 31, 2013	598,850	280,000	13,571
Expired	(598,850)	(280,000)	-

Outstanding, December 31, 2014	-	-	13,571

*	Each unit option included one ordinary share and one ordinary share warrant.